Bonds and Loans - Schedule of Composition of Bonds (Details) € in Millions, ¥ in Millions, $ in Millions	Mar. 31, 2025 JPY (¥)	Mar. 31, 2025 EUR (€)	Mar. 31, 2025 USD ($)	Oct. 06, 2024 JPY (¥)	Jul. 12, 2024 USD ($)	Jul. 05, 2024 USD ($)	Jun. 25, 2024 JPY (¥)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 USD ($)
Disclosure of detailed information about borrowings [line items]
Bonds	¥ 4,190,632							¥ 4,092,879
2019 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	500,000			¥ 500,000
Bonds	¥ 0							499,614
Spread on variable interest rate	1.72%	1.72%	1.72%
2019 Hybrid bonds (subordinated bonds) | LIBOR | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.75%	1.75%	1.75%
2019 Hybrid bonds (subordinated bonds) | LIBOR | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.75%	2.75%	2.75%
2018 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,000
Bonds	¥ 482,180							487,381
2018 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.25%	2.25%	2.25%
2018 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.00%	3.00%	3.00%
2018 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,750
Bonds	¥ 259,681							263,701
Interest rate (%)	5.00%	5.00%	5.00%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,500		$ 1,500				$ 3,000
Bonds	¥ 219,033							439,725
Interest rate (%)	3.20%	3.20%	3.20%
Unsecured Senior Notes Assumed in Shire Acquisition
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 1,301
Bonds	¥ 195,295							198,116
Unsecured Senior Notes Assumed in Shire Acquisition | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	4.00%	4.00%	4.00%
Unsecured Senior Notes Assumed in Shire Acquisition | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.25%	5.25%	5.25%
2020 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 7,000
Bonds	¥ 1,037,021							1,053,742
2020 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.05%	2.05%	2.05%
2020 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	3.375%	3.375%	3.375%
2020 EUR Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | €		€ 3,600
Bonds	¥ 577,703							584,105
2020 EUR Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	0.75%	0.75%	0.75%
2020 EUR Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.00%	2.00%	2.00%
2021 JPY Unsecured Senior Bonds – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 250,000
Bonds	¥ 249,561							249,495
Interest rate (%)	0.40%	0.40%	0.40%
2024 Hybrid bonds (subordinated bonds)
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 460,000						¥ 460,000
Bonds	¥ 457,983							0
Spread on variable interest rate	1.934%	1.934%	1.934%
2024 Hybrid bonds (subordinated bonds) | Japan Government Bond Interest Rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	1.40%	1.40%	1.40%
2024 Hybrid bonds (subordinated bonds) | Japan Government Bond Interest Rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	2.40%	2.40%	2.40%
2024 USD Unsecured Senior Notes – fixed rate
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions) | $			$ 3,000			$ 3,000
Bonds	¥ 442,175							0
2024 USD Unsecured Senior Notes – fixed rate | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.30%	5.30%	5.30%
2024 USD Unsecured Senior Notes – fixed rate | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate (%)	5.80%	5.80%	5.80%
Commercial Paper
Disclosure of detailed information about borrowings [line items]
Principal amount in contractual currency (millions)	¥ 270,000							317,000
Bonds	¥ 270,000							¥ 317,000
Interest rate (%)	0.00%	0.00%	0.00%